IInventories - Schedule of Inventory, Current (Parenthetical) (Detail)	Jun. 30, 2015 USD ($)
Inventory [Line Items]
Valuation reserve	$ 293,473
Deposits on dispensing machines [Member]
Inventory [Line Items]
Valuation reserve	$ 293,473